Shareholder Fees - Persimmon Long/Short Fund - Persimmon Long/Short Fund Class I Shares	Jan. 28, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)